Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and Other Current Assets

7. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	December 31,
	2023	2024
	RMB’000	RMB’000

Deposits	4,305	3,270
Prepayments of IT services	1,192	1,137
Prepayments of procurement costs	8,804	9,572
Others	1,729	3,192
Total	16,030	17,171